Note 16 - Stock-based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	274,500	170,932	0
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 5.26	$ 4.46	$ 0
Granted, shares (in shares)	274,500	170,932	0
Shareholder-Approved Stock Option Plan [Member]
Stock Options Outstanding (in shares)	152,292	53,578
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.12	$ 2.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	274,500	170,932
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 5.26	$ 4.46
Vested (in shares)	(149,225)	(72,218)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.70	$ 3.70
Granted, shares (in shares)	274,500	170,932
Forfeited (in shares)	(1,500)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 5.25
Stock Options Outstanding (in shares)	276,067	152,292	53,578
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.98	$ 4.12	$ 2.52